Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lessor, Lease, Description [Line Items]
Operating lease expenses	$ 41	$ 77
Minimum [Member]
Lessor, Lease, Description [Line Items]
Operating leases terms	1 year
Maximum [Member]
Lessor, Lease, Description [Line Items]
Operating leases terms	5 years